Property, Plant and Equipment - Future Financial Leasing Payments for Land, Buildings and Equipment (Detail) - Land Buildings And Equipment [member] $ in Millions	Dec. 31, 2018 CLP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	$ 236,628
1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	9,373
Later than one year and not later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	181,804
Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	$ 45,451